REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

NOTE 19. REVISION OF PRIOR-PERIOD FINANCIAL STATEMENTS

During the quarter ended March 31, 2022, the Company identified an $87 million over-accrual in its accrued contract costs balance that related to a majority-owned, consolidated joint venture in our Principal Markets segment. This over-accrual was principally built up over the pre-Separation periods of January 1, 2012 to November 3, 2021, resulting in overstatements of cost of services and accrued contract costs. The Company concluded that such impacts were not material to any prior annual or interim period. The Company further determined that the correction of the over-accrual within the transition period ended March 31, 2022 would be significant to the three-month results, and as a result, it will be revised as an immaterial correction to portions of our consolidated financial statements and as immaterial corrections to prior interim periods in our subsequent Quarterly Reports on Form 10-Q. Because the majority of the over-accrual originated prior to 2019, we reduced the opening balance of accrued contract costs as of January 1, 2019, by $57 million and increased the equity balance by $43 million, which reflects the reduction in accrued contract costs net of taxes. For the periods of January 1, 2019 through December 31, 2021, accrued contract costs and cost of services were further reduced by $30 million in aggregate, which is partially offset by increased tax expense of $8 million. We have also revised impacted amounts within the accompanying notes to the consolidated financial statements, as applicable. The revisions to the accompanying consolidated financial statements are as follows:

	Year Ended December 31, 2021
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$16,570	$(20)	$16,550
Total costs and expenses	20,580	(20)	20,560
Income (loss) before income taxes	(1,922)	20	(1,903)
Provision for income taxes	397	5	402
Net income (loss)	(2,319)	15	(2,304)
Foreign currency translation adjustments	198	(5)	194
Other comprehensive income (loss), before tax	329	(5)	324
Other comprehensive income (loss), net of tax	296	(4)	292
Total comprehensive income (loss)	(2,023)	11	(2,013)
Basic earnings (loss) per share	$(10.35)	$0.07	$(10.28)
Diluted earnings (loss) per share	$(10.35)	$0.07	$(10.28)

	Year Ended December 31, 2020
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$17,143	$(5)	$17,137
Total costs and expenses	21,118	(5)	21,112
Income (loss) before income taxes	(1,766)	5	(1,760)
Provision for income taxes	246	1	247
Net income (loss)	(2,011)	4	(2,007)
Foreign currency translation adjustments	125	4	129
Other comprehensive income (loss), before tax	119	4	123
Other comprehensive income (loss), net of tax	121	4	125
Total comprehensive income (loss)	(1,891)	7	(1,883)
Basic earnings (loss) per share	$(8.97)	$0.02	$(8.96)
Diluted earnings (loss) per share	$(8.97)	$0.02	$(8.96)

	Year Ended December 31, 2019
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$17,682	$(6)	$17,676
Total costs and expenses	20,858	(6)	20,852
Income (loss) before income taxes	(579)	6	(573)
Provision for income taxes	364	1	366
Net income (loss)	(943)	4	(939)
Foreign currency translation adjustments	12	(1)	11
Other comprehensive income (loss), before tax	(45)	(1)	(46)
Other comprehensive income (loss), net of tax	(27)	(1)	(28)
Total comprehensive income (loss)	(970)	3	(967)
Basic earnings (loss) per share	$(4.21)	$0.02	$(4.19)
Diluted earnings (loss) per share	$(4.21)	$0.02	$(4.19)

	At December 31, 2021
Consolidated Balance Sheet and Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$585	$(87)	$498
Total current liabilities	4,544	(87)	4,457
Other liabilities	501	22	522
Total liabilities	10,511	(65)	10,446
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,218	66	4,284
Accumulated other comprehensive income (loss)	(1,143)	(1)	(1,143)
Total stockholders’ equity before noncontrolling interests	2,700	65	2,765
Total equity	2,702	65	2,767

	At December 31, 2020
Consolidated Balance Sheet and Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$512	$(72)	$440
Total current liabilities	3,910	(72)	3,838
Other liabilities	282	18	300
Total liabilities	6,274	(54)	6,220
Net Parent investment	5,972	51	6,023
Accumulated other comprehensive income (loss)	(1,100)	4	(1,096)
Total stockholders’ equity before noncontrolling interests	4,873	54	4,927
Total equity	4,931	54	4,985

	At December 31, 2019
Consolidated Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$7,112	$47	$7,159
Accumulated other comprehensive income (loss)	(1,220)	(1)	(1,221)
Total stockholders’ equity before noncontrolling interests	5,892	46	5,938
Total equity	5,948	46	5,994

	At January 1, 2019
Consolidated Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$7,457	$43	$7,499
Total equity	6,315	43	6,358

	At December 31, 2021
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(2,319)	$15	$(2,304)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	989	5	994
Other assets and other liabilities	842	(20)	822

	At December 31, 2020
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(2,011)	$4	$(2,007)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	297	1	299
Other assets and other liabilities	(360)	(5)	(365)

	At December 31, 2019
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(943)	$4	$(939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	397	2	399
Other assets and other liabilities	(238)	(6)	(244)